U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 12
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 15

(Check appropriate box or boxes)
ULTIMUS MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (513) 587-3400

Frank L. Newbauer, Esq.
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on September 27, 2013 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/X/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate September 27, 2013, as the new effective date for Post-Effective Amendment No. 9 filed pursuant to Rule 485(a)(2) under the Securities Act on July 5, 2013.  This Post-Effective Amendment No. 12 neither amends nor supersedes any information contained in Post-Effective Amendment No. 9.

Contents of Registration Statement

Prospectus and Statement of Additional Information - Wavelength Interest Rate Neutral Fund - incorporated by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed on July 5, 2013, Edgar Accession No. 0001398344-13-003072.

Part C - incorporated by reference to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed on July 5, 2013, Edgar Accession No. 0001398344-13-003072.

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission from September 18, 2013, to September 27, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”), and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati, and State of Ohio on this 17th day of September, 2013.

ULTIMUS MANAGERS TRUST

By:	/s/Robert G. Dorsey
Robert G. Dorsey
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Robert G. Dorsey	Trustee and President	September 17, 2013
Robert G. Dorsey

/s/Julie M. Schmuelling	Treasurer	September 17, 2013
Julie M. Schmuelling

*	Trustee
Robert E. Morrison, Jr
/s/Frank L. Newbauer
Frank L. Newbauer
*	Trustee	Attorney-in-Fact*
David M. Deptula		September 17, 2013

*	Trustee
John Discepoli

*	Trustee
John C. Davis